UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   September 30, 2012
                                                 ------------------

Check here if Amendment [  ]: Amendment Number:
                                                    -----------------

     This Amendment (Check only one):      [ ]   is a restatement
                                           [ ]   adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:     Chesapeake Partners Management Co., Inc.
Address:  2800 Quarry Lake Drive
          Suite 300
          Baltimore, Maryland 21209

Form 13F File Number:      28-04120
                           --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Mark D. Lerner
Title:      Vice President
Phone:      410-602-0195

Signature, Place and Date of Signing:

     /s/ Mark D. Lerner             Baltimore, Maryland     November 14, 2012
--------------------------          -------------------     -----------------
        [Signature]                 [City, State]                 [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    1
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Form 13F Information Table Entry Total:              89
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Form 13F Information Table Value Total:          $1,615,325
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                                               (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.              Form 13F File Number          Name

1                028-14848                     C P Management, L.L.C.

                                                  CHESAPEAKE PARTNERS MANAGEMENT CO., INC.
                                                        FORM 13F INFORMATION TABLE
                                                     QUARTER ENDED SEPTEMBER 30, 2012


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                                                          VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
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AGRIUM INC                   COM               008916108      229      2,212 SH       DEFINED    1             2,212
AMERICAN INTL GROUP INC      COM NEW           026874784    4,099    125,000 SH       DEFINED    1           125,000
AMERICAN INTL GROUP INC      COM NEW           026874784   27,872    850,000 SH  CALL DEFINED    1           850,000
AMERICAN RLTY CAP TR INC     COM               02917L101   19,860  1,691,659 SH       DEFINED    1         1,691,659
APPLE INC                    COM               037833100   59,697     89,487 SH       DEFINED    1            89,487
ARCELORMITTAL SA LUXEMBOURG  NY REGISTRY SH    03938L104    7,301    505,610 SH       DEFINED    1           505,610
ARCELORMITTAL SA LUXEMBOURG  NY REGISTRY SH    03938L104    3,610    250,000 SH  CALL DEFINED    1           250,000
BANK OF AMERICA CORPORATION  COM               060505104    8,830  1,000,000 SH       DEFINED    1         1,000,000
BARNES & NOBLE INC           COM               067774109   19,335  1,512,912 SH       DEFINED    1         1,512,912
CAPITAL ONE FINL CORP        COM               14040H105   49,348    865,604 SH       DEFINED    1           865,604
CHENIERE ENERGY INC          COM NEW           16411R208   24,100  1,551,836 SH       DEFINED    1         1,551,836
CHENIERE ENERGY INC          COM NEW           16411R208    7,765    500,000 SH  CALL DEFINED    1           500,000
CITIGROUP INC                COM NEW           172967424   49,273  1,505,886 SH       DEFINED    1         1,505,886
CLEARWIRE CORP NEW           CL A              18538Q105   44,055 32,876,554 SH       DEFINED    1        32,876,554
COLLECTIVE BRANDS INC        COM               19421W100   23,657  1,089,694 SH       DEFINED    1         1,089,694
COOPER INDUSTRIES PLC        SHS               G24140108   23,794    316,994 SH       DEFINED    1           316,994
CORRECTIONS CORP OF AMER NEW COM NEW           22025Y407    7,212    215,593 SH       DEFINED    1           215,593
COVENTRY HEALTH CARE INC     COM               222862104    2,025     48,579 SH       DEFINED    1            48,579
DIGITALGLOBE INC             COM NEW           25389M877    7,214    353,791 SH       DEFINED    1           353,791
DOLLAR THRIFTY AUTOMOTIVE GP COM               256743105   37,935    436,390 SH       DEFINED    1           436,390
DST SYS INC DEL              COM               233326107   30,953    547,253 SH       DEFINED    1           547,253
DUN & BRADSTREET CORP DEL NE COM               26483E100   10,749    135,000 SH       DEFINED    1           135,000
E TRADE FINANCIAL CORP       COM NEW           269246401    4,578    520,200 SH       DEFINED    1           520,200
E TRADE FINANCIAL CORP       COM NEW           269246401    2,200    250,000 SH  CALL DEFINED    1           250,000
EASTMAN CHEM CO              COM               277432100   23,908    419,369 SH       DEFINED    1           419,369
FACEBOOK INC                 CL A              30303M102    6,605    304,922 SH       DEFINED    1           304,922
FORD MTR CO DEL              COM PAR $0.01     345370860   24,531  2,487,896 SH       DEFINED    1         2,487,896
FORD MTR CO DEL              *W EXP 01/01/201  345370134    1,233  1,196,900 SH       DEFINED    1         1,196,900
FORD MTR CO DEL              COM PAR $0.01     345370860   14,790  1,500,000 SH  CALL DEFINED    1         1,500,000
GAYLORD ENTMT CO NEW         COM               367905106   28,257    714,834 SH       DEFINED    1           714,834
GEO GROUP INC                COM               36159R103    8,268    298,823 SH       DEFINED    1           298,823
GEORGIA GULF CORP            COM PAR $0.01 NEW 373200302   10,539    290,963 SH       DEFINED    1           290,963
HERTZ GLOBAL HOLDINGS INC    COM               42805T105   42,659  3,106,966 SH       DEFINED    1         3,106,966
HERTZ GLOBAL HOLDINGS INC    COM               42805T105   13,730  1,000,000 SH  CALL DEFINED    1         1,000,000
HILLSHIRE BRANDS CO          COM               432589109    5,541    206,919 SH       DEFINED    1           206,919
JPMORGAN CHASE & CO          COM               46625H100   65,369  1,614,838 SH       DEFINED    1         1,614,838
KINDER MORGAN INC DEL        *W EXP 05/25/201  49456B119    1,176    336,944 SH       DEFINED    1           336,944
KRAFT FOODS INC              CL A              50075N104   23,996    580,310 SH       DEFINED    1           580,310
KRAFT FOODS INC              CL A              50075N104   25,885    626,000 SH  CALL DEFINED    1           626,000
LAS VEGAS SANDS CORP         COM               517834107   26,890    579,895 SH       DEFINED    1           579,895
LEAR CORP                    COM NEW           521865204   42,751  1,131,272 SH       DEFINED    1         1,131,272
LEGG MASON INC               COM               524901105    4,265    172,800 SH  CALL DEFINED    1           172,800
LYONDELLBASELL INDUSTRIES N  SHS - A -         N53745100   57,569  1,114,386 SH       DEFINED    1         1,114,386
MARATHON PETE CORP           COM               56585A102    1,660     30,400 SH       DEFINED    1            30,400
MASCO CORP                   COM               574599106    3,763    250,000 SH  CALL DEFINED    1           250,000
MGM RESORTS INTERNATIONAL    COM               552953101   26,582  2,472,705 SH       DEFINED    1         2,472,705
MGM RESORTS INTERNATIONAL    NOTE 4.250% 4/1   55303QAE0      532    500,000 PRN      DEFINED    1                          NONE
MICROSOFT CORP               COM               594918104   15,088    507,006 SH       DEFINED    1           507,006
MICROSOFT CORP               COM               594918104   29,760  1,000,000 SH  CALL DEFINED    1         1,000,000
MORGAN STANLEY               COM NEW           617446448      941     56,200 SH       DEFINED    1            56,200
MORGAN STANLEY               COM NEW           617446448    4,185    250,000 SH  CALL DEFINED    1           250,000
MOSAIC CO NEW                COM               61945C103   33,501    581,515 SH       DEFINED    1           581,515
NEW YORK TIMES CO            CL A              650111107    2,043    209,334 SH       DEFINED    1           209,334
NEW YORK TIMES CO            CL A              650111107      488     50,000 SH  CALL DEFINED    1            50,000
NEXEN INC                    COM               65334H102   49,787  1,964,748 SH       DEFINED    1         1,964,748
OCCIDENTAL PETE CORP DEL     COM               674599105      861     10,000 SH       DEFINED    1            10,000
OCH ZIFF CAP MGMT GROUP      CL A              67551U105    8,315    860,815 SH       DEFINED    1           860,815
ON ASSIGNMENT INC            COM               682159108   12,004    602,613 SH       DEFINED    1           602,613
ORACLE CORP                  COM               68389X105   13,654    434,000 SH       DEFINED    1           434,000
ORIENT-EXPRESS HOTELS LTD    CL A              G67743107   12,735  1,430,887 SH       DEFINED    1         1,430,887
OWENS CORNING NEW            COM               690742101   33,335    996,264 SH       DEFINED    1           996,264
PENN NATL GAMING INC         COM               707569109   10,136    235,062 SH       DEFINED    1           235,062
PHH CORP                     COM NEW           693320202    1,086     53,347 SH       DEFINED    1            53,347
POTASH CORP SASK INC         COM               73755L107   22,314    513,914 SH       DEFINED    1           513,914
REXNORD CORP NEW             COM               76169B102    5,969    327,633 SH       DEFINED    1           327,633
ROCK-TENN CO                 CL A              772739207   56,041    776,405 SH       DEFINED    1           776,405
SAKS INC                     COM               79377W108    6,844    663,833 SH       DEFINED    1           663,833
SANOFI                       RIGHT 12/31/2020  80105N113    3,207  1,909,038 SH       DEFINED    1         1,909,038
SAVIENT PHARMACEUTICALS INC  COM               80517Q100    2,058    823,242 SH       DEFINED    1           823,242
SEALED AIR CORP NEW          COM               81211K100    8,561    553,746 SH       DEFINED    1           553,746
SHAW GROUP INC               COM               820280105    4,357     99,893 SH       DEFINED    1            99,893
SHAW GROUP INC               COM               820280105    5,453    125,000 SH  CALL DEFINED    1           125,000
SOTHEBYS                     COM               835898107   21,850    693,646 SH       DEFINED    1           693,646
SPRINT NEXTEL CORP           COM SER 1         852061100    5,520  1,000,000 SH       DEFINED    1         1,000,000
SPRINT NEXTEL CORP           COM SER 1         852061100    5,520  1,000,000 SH  CALL DEFINED    1         1,000,000
SUNRISE SENIOR LIVING INC    COM               86768K106    1,427    100,000 SH       DEFINED    1           100,000
TENNECO INC                  COM               880349105   24,487    874,544 SH       DEFINED    1           874,544
THERAVANCE INC               COM               88338T104   83,567  3,225,291 SH       DEFINED    1         3,225,291
THERAVANCE INC               NOTE 3.000% 1/1   88338TAA2    6,006  5,000,000 PRN      DEFINED    1                          NONE
TPC GROUP INC                COM               89236Y104    4,489    110,000 SH       DEFINED    1           110,000
TRANSOCEAN LTD               REG SHS           H8817H100    2,281     50,824 SH       DEFINED    1            50,824
TRW AUTOMOTIVE HLDGS CORP    COM               87264S106   24,134    552,148 SH       DEFINED    1           552,148
UNITED RENTALS INC           COM               911363109   23,687    724,158 SH       DEFINED    1           724,158
U S G CORP                   COM NEW           903293405   14,245    648,960 SH       DEFINED    1           648,960
VALEANT PHARMACEUTICALS INTL COM               91911K102    3,354     60,692 SH       DEFINED    1            60,692
VENOCO INC                   COM               92275P307    1,782    150,000 SH       DEFINED    1           150,000
VIACOM INC NEW               CL B              92553P201   43,001    802,400 SH       DEFINED    1           802,400
VULCAN MATLS CO              COM               929160109   65,845  1,392,076 SH       DEFINED    1         1,392,076
WHITING PETE CORP NEW        COM               966387102    5,217    110,103 SH       DEFINED    1           110,103